Schedule of Investments (unaudited) July 31, 2019	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 19.0%
Arconic Inc.	105,018	$2,629,651
Axon Enterprise Inc.(a)(b)	15,558	1,092,483
Boeing Co. (The)	137,635	46,958,309
BWX Technologies Inc.	25,013	1,348,451
Curtiss-Wright Corp.	11,209	1,422,534
General Dynamics Corp.	71,434	13,282,438
HEICO Corp.	10,901	1,490,712
HEICO Corp., Class A	18,805	1,981,859
Hexcel Corp.	22,280	1,821,613
Huntington Ingalls Industries Inc.	10,913	2,491,438
L3Harris Technologies Inc.	58,020	12,044,952
Lockheed Martin Corp.	64,664	23,419,361
Maxar Technologies Ltd.(a)	15,641	115,118
Moog Inc., Class A	8,561	697,379
Northrop Grumman Corp.	44,667	15,435,575
Raytheon Co.	73,255	13,353,654
Spirit AeroSystems Holdings Inc., Class A	27,205	2,090,432
Teledyne Technologies Inc.(a)	9,512	2,770,655
Textron Inc.(b)	61,220	3,018,146
TransDigm Group Inc.(a)	12,872	6,248,584
United Technologies Corp.	213,379	28,507,434

		182,220,778

Air Freight & Logistics — 4.2%
CH Robinson Worldwide Inc.	35,948	3,009,926
Expeditors International of Washington Inc.	45,245	3,454,456
FedEx Corp.	63,069	10,755,157
United Parcel Service Inc., Class B	183,498	21,922,506
XPO Logistics Inc.(a)	24,130	1,628,292

		40,770,337

Building Products — 2.6%
Allegion PLC	24,710	2,558,473
AO Smith Corp.	37,257	1,693,331
Armstrong World Industries Inc.	12,876	1,258,114
Fortune Brands Home & Security Inc.	36,842	2,024,099
Johnson Controls International PLC	208,813	8,862,024
Lennox International Inc.	9,282	2,380,647
Masco Corp.	77,170	3,146,221
Owens Corning	28,712	1,665,296
Resideo Technologies Inc.(a)	32,080	605,029
Trex Co. Inc.(a)	15,399	1,258,868

		25,452,102

Chemicals — 1.1%
Sherwin-Williams Co. (The)	21,370	10,963,665

Commercial Services & Supplies — 3.1%
ADT Inc.(b)	31,043	197,123
Brink’s Co. (The)	13,120	1,182,899
Cintas Corp.	22,283	5,803,385
Clean Harbors Inc.(a)	13,412	1,043,588
Covanta Holding Corp.	30,776	529,963
Deluxe Corp.	11,525	514,245
Healthcare Services Group Inc.	19,472	465,576
MSA Safety Inc.	9,263	975,857
Republic Services Inc.	56,679	5,024,593
Stericycle Inc.(a)(b)	22,516	1,034,835
Tetra Tech Inc.	14,453	1,144,678

Security	Shares	Value

Commercial Services & Supplies (continued)
Waste Management Inc.	102,786	$12,025,962

		29,942,704

Construction & Engineering — 1.1%
AECOM(a)	41,397	1,488,222
Arcosa Inc.	12,671	475,163
Dycom Industries Inc.(a)	8,296	457,607
EMCOR Group Inc.	14,777	1,247,031
Fluor Corp.	36,814	1,196,823
Jacobs Engineering Group Inc.	30,173	2,489,574
MasTec Inc.(a)(b)	16,249	833,899
Quanta Services Inc.	37,378	1,398,685
Valmont Industries Inc.	5,777	794,915

		10,381,919

Construction Materials — 1.1%
Eagle Materials Inc.(b)	11,599	960,165
Martin Marietta Materials Inc.	16,437	4,072,267
Summit Materials Inc., Class A(a)(b)	29,535	544,625
Vulcan Materials Co.	34,751	4,807,801

		10,384,858

Containers & Packaging — 3.6%
Amcor PLC(a)	426,968	4,525,861
AptarGroup Inc.	16,625	2,011,958
Avery Dennison Corp.	22,207	2,550,918
Ball Corp.	88,060	6,294,529
Berry Global Group Inc.(a)	34,626	1,559,901
Crown Holdings Inc.(a)	35,502	2,272,483
Graphic Packaging Holding Co.	77,760	1,155,514
International Paper Co.	104,510	4,589,034
Owens-Illinois Inc.	40,536	687,896
Packaging Corp. of America	24,829	2,506,984
Sealed Air Corp.	40,870	1,707,957
Silgan Holdings Inc.	20,321	610,849
Sonoco Products Co.	26,361	1,582,451
Westrock Co.	67,625	2,437,881

		34,494,216

Electrical Equipment — 4.1%
Acuity Brands Inc.	10,459	1,403,807
AMETEK Inc.	59,937	5,370,955
Eaton Corp. PLC	111,298	9,147,583
Emerson Electric Co.	161,681	10,489,863
EnerSys	11,359	773,661
Generac Holdings Inc.(a)	16,392	1,185,142
GrafTech International Ltd.	15,654	179,238
Hubbell Inc.	14,333	1,861,570
nVent Electric PLC	41,801	1,036,247
Regal Beloit Corp.	11,224	893,655
Rockwell Automation Inc.	31,131	5,005,242
Sensata Technologies Holding PLC(a)	42,507	2,016,107

		39,363,070

Electronic Equipment, Instruments & Components — 5.0%
Amphenol Corp., Class A	78,587	7,333,739
Anixter International Inc.(a)	7,598	489,007
Arrow Electronics Inc.(a)	22,291	1,618,550
Avnet Inc.	27,953	1,269,625
Belden Inc.	10,396	472,602
Cognex Corp.	45,094	1,984,587
Coherent Inc.(a)(b)	6,346	881,142
Corning Inc.	206,418	6,347,354
Dolby Laboratories Inc., Class A	16,841	1,146,872

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
FLIR Systems Inc.	35,561	$1,765,959
IPG Photonics Corp.(a)	9,379	1,228,743
Itron Inc.(a)	8,805	545,910
Jabil Inc.	36,589	1,129,868
Keysight Technologies Inc.(a)	49,505	4,431,688
Littelfuse Inc.	6,491	1,096,719
National Instruments Corp.	29,429	1,228,955
TE Connectivity Ltd.	88,606	8,187,195
Trimble Inc.(a)	66,196	2,797,443
Vishay Intertechnology Inc.	34,889	593,113
Zebra Technologies Corp., Class A(a)	14,198	2,994,216

		47,543,287

Industrial Conglomerates — 10.0%
3M Co.	151,639	26,494,366
Carlisle Companies Inc.	15,038	2,168,630
General Electric Co.	2,294,170	23,974,076
Honeywell International Inc.	191,433	33,014,535
Roper Technologies Inc.	27,318	9,934,191

		95,585,798

IT Services — 18.7%
Accenture PLC, Class A	167,789	32,312,806
Alliance Data Systems Corp.	11,849	1,859,345
Automatic Data Processing Inc.	114,490	19,064,875
Black Knight Inc.(a)	37,457	2,371,777
Broadridge Financial Solutions Inc.	30,555	3,884,152
Conduent Inc.(a)(b)	48,127	437,956
CoreLogic Inc.(a)	21,229	967,406
Euronet Worldwide Inc.(a)	13,671	2,131,446
Fidelity National Information Services Inc.	161,265	21,488,518
Fiserv Inc.(a)	149,076	15,717,083
FleetCor Technologies Inc.(a)	22,675	6,443,555
Genpact Ltd.	40,055	1,589,382
Global Payments Inc.	41,212	6,920,319
Jack Henry & Associates Inc.	20,310	2,837,307
MAXIMUS Inc.	16,732	1,229,969
Paychex Inc.	84,143	6,988,076
PayPal Holdings Inc.(a)	309,087	34,123,205
Sabre Corp.	72,246	1,698,503
Square Inc., Class A(a)(b)	83,188	6,689,147
Total System Services Inc.	42,829	5,812,752
Western Union Co. (The)	113,277	2,378,817
WEX Inc.(a)	11,379	2,481,418

		179,427,814

Life Sciences Tools & Services — 0.3%
PerkinElmer Inc.	29,179	2,512,895

Machinery — 13.1%
Actuant Corp., Class A(b)	16,199	370,957
AGCO Corp.	16,968	1,306,536
Allison Transmission Holdings Inc.	31,652	1,454,409
Barnes Group Inc.	12,491	650,032
Caterpillar Inc.	150,424	19,806,328
Colfax Corp.(a)	24,902	689,287
Crane Co.	13,414	1,122,752
Cummins Inc.	38,118	6,251,352
Deere & Co.	83,384	13,812,560
Donaldson Co. Inc.	33,564	1,676,522
Dover Corp.	38,233	3,702,866
Flowserve Corp.	34,551	1,728,587

Security	Shares	Value

Machinery (continued)
Fortive Corp.	77,573	$5,899,427
Gardner Denver Holdings Inc.(a)(b)	34,016	1,121,507
Gates Industrial Corp. PLC(a)(b)	11,892	130,574
Graco Inc.	43,808	2,106,289
Hillenbrand Inc.	16,503	555,986
IDEX Corp.	19,927	3,352,120
Illinois Tool Works Inc.	78,833	12,158,414
Ingersoll-Rand PLC	63,437	7,844,619
ITT Inc.	23,097	1,441,715
Kennametal Inc.	21,699	750,351
Lincoln Electric Holdings Inc.	16,614	1,404,215
Middleby Corp. (The)(a)	14,661	1,970,145
Mueller Industries Inc.	14,824	447,537
Navistar International Corp.(a)	17,275	539,671
Nordson Corp.	13,629	1,930,684
Oshkosh Corp.	18,367	1,534,930
PACCAR Inc.	91,133	6,392,069
Parker-Hannifin Corp.	33,741	5,907,374
Pentair PLC	41,636	1,615,893
Snap-on Inc.	14,614	2,230,243
Terex Corp.	16,347	497,766
Timken Co. (The)	18,078	826,345
Toro Co. (The)	28,011	2,039,761
Trinity Industries Inc.	34,135	669,046
Wabtec Corp.	42,573	3,307,071
Welbilt Inc.(a)(b)	34,417	565,127
Woodward Inc.	14,658	1,642,282
Xylem Inc./NY	47,333	3,800,367

		125,253,716

Marine — 0.1%
Kirby Corp.(a)(b)	14,223	1,114,514

Paper & Forest Products — 0.1%
Louisiana-Pacific Corp.	32,468	848,713

Professional Services — 2.6%
ASGN Inc.(a)	13,894	876,017
Equifax Inc.	31,785	4,420,976
FTI Consulting Inc.(a)	9,944	1,038,651
Insperity Inc.	9,877	1,050,419
Korn Ferry	14,781	580,598
ManpowerGroup Inc.	15,824	1,445,522
Nielsen Holdings PLC	93,366	2,162,357
Robert Half International Inc.	31,285	1,889,927
TransUnion	49,279	4,079,808
TriNet Group Inc.(a)(b)	11,410	839,091
Verisk Analytics Inc.	43,056	6,532,456

		24,915,822

Road & Rail — 7.7%
CSX Corp.	202,189	14,234,106
Genesee & Wyoming Inc., Class A(a)	14,869	1,632,765
JB Hunt Transport Services Inc.	22,855	2,339,666
Kansas City Southern	26,521	3,281,708
Knight-Swift Transportation Holdings Inc.(b)	32,714	1,172,470
Landstar System Inc.	10,596	1,179,017
Norfolk Southern Corp.	69,958	13,370,373
Old Dominion Freight Line Inc.	17,053	2,847,510
Ryder System Inc.	14,016	746,492
Union Pacific Corp.	186,137	33,495,353

		74,299,460

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® U.S. Industrials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 2.1%
Air Lease Corp.	27,230	$1,137,942
Applied Industrial Technologies Inc.	10,130	616,309
Fastenal Co.	150,556	4,637,125
GATX Corp.	9,520	731,707
HD Supply Holdings Inc.(a)	44,884	1,818,251
MRC Global Inc.(a)	22,124	346,019
MSC Industrial Direct Co. Inc., Class A	11,817	839,598
SiteOne Landscape Supply Inc.(a)	10,707	790,926
United Rentals Inc.(a)	20,678	2,616,801
Univar Inc.(a)(b)	34,784	769,422
Watsco Inc.	8,480	1,379,018
WESCO International Inc.(a)	11,789	598,174
WW Grainger Inc.	11,815	3,438,519

		19,719,811

Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	20,401	845,417

Total Common Stocks — 99.7% (Cost: $902,847,407)		956,040,896

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(c)(d)(e)	17,492,555	17,501,301

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(c)(d)	1,312,000	$1,312,000

		18,813,301

Total Short-Term Investments — 2.0% (Cost: $ 18,810,276)		18,813,301

Total Investments in Securities — 101.7% (Cost: $ 921,657,683)		974,854,197

Other Assets, Less Liabilities — (1.7)%		(16,427,656)

Net Assets — 100.0%		$958,426,541

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 04/30/19	Net Activity	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	7,305,701	10,186,854	17,492,555	$17,501,301	$14,649	(a)	$(518)	$1,260
BlackRock Cash Funds: Treasury, SL Agency Shares	504,693	807,307	1,312,000	1,312,000	6,679		—	—

				$18,813,301	$21,328		$(518)	$1,260

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$956,040,896	$—	$—	$956,040,896
Money Market Funds	18,813,301	—	—	18,813,301

	$974,854,197	$—	$—	$974,854,197

3